Financial income and expenses - Summary of Financial Income and Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Finance (Income) Costs Explanatory [line items]
Financial income on deposits and money market funds	$ 17	$ 2	$ 2
Interest income on loans and other assets	5	6	2
Financial income	22	8	4
Interest expense on bonds and syndicated facility	92	109	102
Interest expense on lease liabilities	29	29	37
Capitalised interest	0	0	(1)
Unwind of discount on deferred purchase consideration	0	1	1
Foreign exchange gains	(10)	0	0
Other charges	7	8	5
Financial expenses	118	147	144
Financial expenses before exceptional items	118	147	130
Financial expenses	118	147	144
Exceptional items [member]
Disclosure Of Detailed Finance (Income) Costs Explanatory [line items]
Financial expenses	0	0	14
Financial expenses	$ 0	$ 0	$ 14